Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Average maturity of time deposits	38 days	35 days
TL [member]
Cash and cash equivalents1 [line items]
Effective interest rate	10.70%	22.50%
USD [member]
Cash and cash equivalents1 [line items]
Effective interest rate	2.30%	5.90%
EUR [member]
Cash and cash equivalents1 [line items]
Effective interest rate	0.40%	3.30%